Stockholders’ Deficit and Stock-Based Compensation - RSU activity and related information (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Shares
Unvested beginning of period (in shares) | shares	9,862
Granted (in shares) | shares	3,151
Vested (in shares) | shares	(8,052)
Forfeited (in shares) | shares	(257)
Unvested end of period (in shares) | shares	4,704
Weighted Average Grant Date Fair Value per Share
Unvested beginning of period (in dollars per share) | $ / shares	$ 157.85
Granted (in dollars per share) | $ / shares	553.85
vested ( in dollars per share ) | $ / shares	314.60
Forfeited (in dollars per share) | $ / shares	165.55
Unvested end of period (in dollars per share) | $ / shares	$ 154.00